Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 51.0
2019	52.2
2020	53.6
2021	55.1
2022	56.6
2023-2027	308.3
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	3.0
2019	3.0
2020	3.0
2021	2.9
2022	2.9
2023-2027	14.1
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	4.1
2019	4.2
2020	4.3
2021	4.3
2022	4.2
2023-2027	$ 19.6